SCHEDULE OF SEGMENT REPORTING INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Total revenue from external customers	$ 1,301,704	$ 1,145,915	$ 909,517
Total long-lived assets	438,146	442,666
Total Operating income / (loss)	137,704	80,703	(917)
Interest expense, net	(39,881)	(45,826)	(34,126)
Other (expense) / income, net	(2,325)	(5,031)	5,242
Income / (loss) before income tax	95,498	29,846	(29,801)
Production Services [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	878,076	785,642	567,249
Total long-lived assets	220,453	225,612
Total Operating income / (loss)	146,869	111,060	28,717
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	423,628	360,273	342,268
Total long-lived assets	162,295	170,224
Total Operating income / (loss)	63,102	36,461	33,473
Total Reportable Segments [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	382,748	395,836
Total Operating income / (loss)	209,971	147,521	62,190
Unallocated Expenses [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	55,398	46,830
Total Operating income / (loss)	$ (72,267)	$ (66,818)	$ (63,107)